Total
Eaton Vance Global Bond Fund

EATON VANCE GLOBAL BOND FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2020

The following replaces the table under “Performance” in “Fund Summaries – Eaton Vance Global Bond Fund”:

Average Annual Total Return as of December 31, 2019	One Year	Five Years	Ten Years
Class A Return Before Taxes	1.00%	1.30%	1.54%
Class A Return After Taxes on Distributions	-1.31%	0.39%	0.62%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	0.56%	1.10%	1.23%
Class C Return Before Taxes	4.35%	1.58%	1.38%
Class I Return Before Taxes	6.54%	2.62%	2.31%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.84%	2.31%	2.48%
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes)*	5.90%	2.03%	1.85%
JPMorgan Emerging Local Markets Index Plus (EMLI+) (reflects no deduction for fees, expenses or taxes)**	5.20%	1.65%	0.62%
Blended Index (reflects no deduction for fees, expenses or taxes)***	7.89%	2.65%	2.83%

* Effective March 1, 2020, the Fund changed its primary benchmark to Bloomberg Barclays Global Aggregate Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund.

** Effective October 14, 2019, the Fund changed its primary benchmark to FTSE World Government Bond Index because the investment adviser believes that in connection with the change in investment strategy, it is a more appropriate benchmark for the Fund. Performance shown prior to October 14, 2019 reflects the Fund’s former investment strategy as a locally denominated international short-term fixed income fund.

*** The blended index consists of 85% Bloomberg Barclays Global Aggregate Bond Index and 15% JPMorgan Emerging Markets Hard Currency/Local Currency 50-50 Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C and Class I performance shown above for the period prior to March 1, 2011 (commencement of operations for each class) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

June 25, 2020	35971 6.25.20

Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - Eaton Vance Global Bond Fund		One Year	Five Years	Ten Years	Inception Date
Class A		1.00%	1.30%	1.54%
Class A | After Taxes on Distributions		(1.31%)	0.39%	0.62%
Class A | After Taxes on Distributions and Sales		0.56%	1.10%	1.23%
Class C		4.35%	1.58%	1.38%	Mar. 01, 2011
Class I		6.54%	2.62%	2.31%	Mar. 01, 2011
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.84%	2.31%	2.48%
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.90%	2.03%	1.85%
JPMorgan Emerging Local Markets Index Plus (EMLI+) (reflects no deduction for fees, expenses or taxes)	[2]	5.20%	1.65%	0.62%
Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	7.89%	2.65%	2.83%
[1]	Effective March 1, 2020, the Fund changed its primary benchmark to Bloomberg Barclays Global Aggregate Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund.
[2]	Effective October 14, 2019, the Fund changed its primary benchmark to FTSE World Government Bond Index because the investment adviser believes that in connection with the change in investment strategy, it is a more appropriate benchmark for the Fund. Performance shown prior to October 14, 2019 reflects the Fund's former investment strategy as a locally denominated international short-term fixed income fund.
[3]	The blended index consists of 85% Bloomberg Barclays Global Aggregate Bond Index and 15% JPMorgan Emerging Markets Hard Currency/Local Currency 50-50 Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C and Class I performance shown above for the period prior to March 1, 2011 (commencement of operations for each class) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.